CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS
CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS

NOTE 3. CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS

Wilson-Davis is required by Rule 15c3-3 of the SEC to maintain a cash reserve with respect to customers’ transactions and credit balances, on a settlement date basis. Such a reserve is computed weekly using a formula provided by the rule, and the reserve account must be separate from all other bank accounts of Wilson-Davis. The required reserve as of September 30, 2025 and June 30, 2025, was calculated to be $29,793,711 and $20,890,603, respectively. As of such dates, Wilson-Davis had $29,189,001 and $21,175,129, respectively, cash which was $604,710 less than and $284,526 more than the amount required, respectively. On October 1, 2025, Wilson-Davis deposited $1,200,000 into the reserve account in accordance with the rule, which resulted in an excess of $595,291.

Wilson-Davis is also required by Rule 15c3-3 of the SEC to maintain a cash reserve with respect to broker-dealer transactions and credit balances. Such a reserve is computed weekly using a formula provided by the rule, and the reserve account must be separate from all other bank accounts of Wilson-Davis. The required reserve as of each of September 30, 2025 and June 30, 2025 was calculated to be $100,000. As of September 30, 2025 and June 30, 2025, Wilson-Davis had $200,563 and $200,575, respectively, cash on deposit in the reserve account, which was $100,563 and $100,575, respectively, more than the amount required.

NOTE 3. CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS

The Wilson-Davis is required by Rule 15c3-3 of the Securities and Exchange Commission to maintain a cash reserve with respect to customers’ transactions and credit balances, on a settlement date basis. Such a reserve is computed weekly using a formula provided by the rule and the reserve account must be separate from all other bank accounts of Wilson-Davis. The required reserve as of June 30, 2025 and 2024, was calculated to be $20,890,603 and $19,326,300, respectively. Wilson-Davis had $21,175,129 and $19,677,378, respectively, cash on deposit in the reserve account, which was $284,526 and $351,078, respectively, more than the amount required. On July 1, 2025, Wilson-Davis deposited $225,000 to the reserve account in accordance with the rule which resulted in an excess of $509,526.

Wilson-Davis is required by Rule 15c3-3 of the Securities and Exchange Commission to maintain a cash reserve with respect to broker-dealer transactions and credit balances. Such a reserve is computed weekly using a formula provided by the rule and the reserve account must be separate from all other bank accounts of Wilson-Davis. The required reserve as of June 30, 2025 and 2024, was calculated to be $100,000. As of June 30, 2025 and 2024, Wilson-Davis had $200,575 and $200,738, respectively, cash on deposit in the reserve account, which was $100,575 and $100,738, respectively, more than the amount required.